1998 Semiannual Report

[LOGO]

AMERICAN MUNICIPAL TERM TRUSTS

American Municipal Term Trusts - 1998 Semiannual Report


AXT
BXT
CXT

CONTENTS

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . 2

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . 6

Investments in Securities

     AXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19

     BXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25

     CXT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .30

Glossary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .35


*** This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.

[LOGO]

AMERICAN MUNICIPAL TERM TRUSTS
------------------------------

PRIMARY INVESTMENTS
High-quality municipal obligations including municipal zero-coupon securities.


FUND OBJECTIVE
American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT) and American Municipal Term Trust III (CXT) are diversified, closed-end management investment companies. The investment objectives of AXT, BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. The funds' income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors.
As with other investment companies, there can be no assurance that each fund will achieve its objective.

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended June 30, 1998
--------------------------------------------------------------------------------

[GRAPH]

                                                         ONE    FIVE   SINCE
                                                         YEAR   YEAR   INCEPTION
AMERICAN MUNICIPAL TRUST (AXT, inception 3/27/91)        6.21%  6.03%  8.99%

AMERICAN MUNICIPAL TRUST II (BXT, inception 9/26/91)     6.88%  6.44%  9.05%

AMERICAN MUNICIPAL TRUST III (CXT, inception 11/27/92)   8.91%  7.34%  9.17%

All total returns are through June 30, 1998, and reflect the reinvestment of distributions but not sales charges. Net asset value*** (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since inception periods ended June 30, 1998, were 7.63%, 7.09% and 8.03% for AXT, 8.59%, 7.42% and 7.78% for BXT and 7.92%, 6.81% and
7.30% for CXT. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts*** to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


1998 Semiannual Report                  1         American Municipal Term Trusts

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

[PHOTO]
DOUG WHITE, CFA,
shares responsibility for the management of the American Municipal Term Trusts. He has 15 years of financial experience.
--------------------------------------------------------------------------------


August 18, 1998
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

     WE ARE PLEASED THAT THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT AND CXT) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the six month period ended June 30, 1998, the funds continued to earn more than their monthly common and preferred stock*** dividends and add to their dividend reserves. Since the funds' inceptions, AXT, BXT, and CXT have maintained monthly common stock distributions of 5.42, 5.17 and 4.75 cents per share, respectively. In addition, the funds' net asset values remain above the $10 per share objective. As of June 30, 1998 the net asset values for AXT, BXT and CXT were $11.48, $11.58 and $11.41, respectively.

MUNICIPAL BOND PRICES CONTINUED TO BE VOLATILE, AND THE SUPPLY OF MUNICIPAL ISSUES HAS INCREASED. Economic growth is showing signs of slowing, which increases the probability of a recession. As more investors are looking for a safe haven, the demand for U.S. Treasuries is surpassing the demand for municipal obligations. This demand, along with refundings and new issuances, have created an increased supply of municipal issues. During 1998, the national supply of municipal issues increased by 64%, compared to 1997.
--------------------------------------------------------------------------------


DISTRIBUTION HISTORY SINCE INCEPTION
--------------------------------------------------------------------------------

                                                    AXT        BXT        CXT
                                                 Inception  Inception  Inception
                                                  3/27/91    9/26/91   11/27/92

Total Monthly Income Distributions Through 6/30/98
--------------------------------------------------------------------------------
     Common Shareholders                            $4.66      $4.14     $3.13
--------------------------------------------------------------------------------
     Preferred Shareholders (On a Common
       Share Basis)                                 $1.19      $1.08     $0.88
--------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through 6/30/98                        $0.11      $0.09     $0.07
--------------------------------------------------------------------------------



1998 Semiannual Report                  2         American Municipal Term Trusts

--------------------------------------------------------------------------------

[PHOTO]
RON REUSS, ISFA,
shares responsibility for the management of the American Municipal Term Trusts. He has 29 years of financial experience.
--------------------------------------------------------------------------------

AS THE FUNDS NEAR THEIR TERMINATION DATES, WE CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATIONS.
As shown in the chart below, the percentage of bonds with maturity or refunded dates*** within a year of the funds' termination dates continues to increase. Advance refunding*** is responsible for a portion of the increase in the percentages shown. We made appropriate trades as opportunities arose. As interest rates fell and bond prices increased, this restructuring generated capital gains, which were distributed to shareholders. Also, restructuring proceeds were reinvested at lower interest rates, decreasing fund income.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. There are several events that could cause this to occur. A number of bonds currently have prices higher than their market values. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward a price that is at or near their maturity or refunding prices. In addition, as the funds approach termination, we continue to sell longer maturity bonds in favor of bonds with shorter maturities and lower coupons*** that come due closer to the funds' termination dates. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to pay common and/or preferred dividends. See the net asset value summary chart for each fund's current accumulated
--------------------------------------------------------------------------------


BONDS MATURING WITHIN A YEAR OF TERMINATION
--------------------------------------------------------------------------------
The chart below illustrates the percentage of bonds in each fund with maturity or refunded dates within a year of the funds' termination dates.

                                              AXT          BXT         CXT
                                           Inception    Inception   Inception
                                            3/27/91      9/26/91    11/27/92
At the Fund's Inception                        0%           0%          0%
--------------------------------------------------------------------------------
As of June 30, 1998                           74%          73%         41%
--------------------------------------------------------------------------------


1998 Semiannual Report                  3         American Municipal Term Trusts

--------------------------------------------------------------------------------


realized gains,*** unrealized appreciation*** and current dividend reserve. Shareholders also should remember that the funds are always subject to interest rate risk*** and credit risk,*** which have an impact on net asset value.

WE ARE OPTIMISTIC ABOUT THE MUNICIPAL MARKET AND DO NOT ANTICIPATE EVENTS THAT WOULD CAUSE US TO CHANGE THE FUNDS' INVESTMENT STRATEGY AS THEY MOVE TOWARD TERMINATION. However, we remain watchful for further negative economic news or a significant increase in the number of municipal bond refundings due to lower interest rates and will manage your funds accordingly.

Thank you for your investment in the American Municipal Term Trusts. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

Sincerely,

/s/ Douglas J. White                              /s/ Ronald R. Reuss

Douglas J. White                                  Ronald R. Reuss
Portfolio Manager                                 Portfolio Manager
--------------------------------------------------------------------------------

NET ASSET VALUE SUMMARY
--------------------------------------------------------------------------------
Common Shares

                                                     AXT        BXT       CXT
                                                  Inception  Inception Inception
                                                   3/27/91    9/26/91  11/27/92
Initial Offering Price                              $10.00     $10.00    $10.00
--------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                       - $0.67    - $0.66   - $0.67
--------------------------------------------------------------------------------
Accumulated Realized Gains or Losses at 6/30/98      $0.09      $0.04     $0.06
--------------------------------------------------------------------------------
SUBTOTAL                                             $9.42      $9.38     $9.39
--------------------------------------------------------------------------------
Dividend Reserve
(Undistributed Net Investment Income) at 6/30/98   + $0.81    + $0.80   + $0.54
--------------------------------------------------------------------------------
Unrealized Appreciation on Investments at 6/30/98  + $1.25    + $1.40   + $1.48
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 6/30/98                $11.48     $11.58    $11.41


1998 Semiannual Report                  4         American Municipal Term Trusts

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITIONS
--------------------------------------------------------------------------------
As a percentage of total assets on June 30, 1998

AMERICAN MUNICIPAL TERM TRUST  (AXT)
Hospital Revenue                                         18%

Industrial Development
Revenue                                                   1%

Sales/Excise
Tax Revenue                                              13%

Airport Revenue                                           1%

Housing Revenue                                           1%

Electric Revenue                                         29%

General Obligations                                      16%

Miscellaneous Revenue                                     1%

Other Assets                                              2%

Education Revenue                                         6%

Leasing Revenue                                           3%

Water/Sewer/Pollution
Control Revenue                                           9%

AMERICAN MUNICIPAL TERM TRUST II(BXT)
Hospital Revenue                                         23%

Industrial Development
Revenue                                                   3%

Sales/Excise
Tax Revenue                                               6%

Airport Revenue                                           1%

Housing Revenue                                           2%

Miscellaneous Revenue                                     5%

Electric Revenue                                         17%

General Obligations                                      16%

Multiple Utility Revenue                                  2%

Other Assets                                              2%

Education Revenue                                         8%

Leasing Revenue                                           5%

Water/Sewer/Pollution
Control Revenue                                          10%

AMERICAN MUNICIPAL TERM TRUST III(CXT)
General Obligations                                      19%

Housing Revenue                                           5%

Other Assets                                              1%

Multiple Utility Revenue                                  4%

Hospital Revenue                                         21%

Electric Revenue                                         13%

Leasing Revenue                                           9%

Health/Hospital
Facilities Revenue                                        2%

Education Revenue                                         4%

Water/Sewer/Pollution
Control Revenue                                          22%


1998 Semiannual Report             5              American Municipal Term Trusts

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1998
 ................................................................................

                                                                AMERICAN         AMERICAN         AMERICAN
                                                                MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                               TERM TRUST     TERM TRUST II    TERM TRUST III
                                                              -------------   --------------   --------------
ASSETS:
Investments in securities at market value* (note 2) ........  $142,870,939    $ 121,037,161    $  86,714,549
Cash in bank on demand deposit  ............................       105,070           63,763          138,457
Accrued interest receivable  ...............................     2,442,091        1,976,217        1,119,593
                                                              -------------   --------------   --------------
  Total assets  ............................................   145,418,100      123,077,141       87,972,599
                                                              -------------   --------------   --------------

LIABILITIES:
Preferred stock dividends payable (note 3) .................        26,199            4,004            5,539
Payable for investment securities purchased on a when-issued
  basis (note 2) ...........................................     5,787,991          857,469          856,967
Accrued investment management fee  .........................        28,646           25,085           17,898
Accrued remarketing agent fee  .............................        20,662            9,246            2,170
Accrued administrative fee  ................................        17,188           15,051           10,739
                                                              -------------   --------------   --------------
  Total liabilities  .......................................     5,880,686          910,855          893,313
                                                              -------------   --------------   --------------
  Net assets applicable to outstanding capital stock  ......  $139,537,414    $ 122,166,286    $  87,079,286
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital
  (common and preferred stock)  ............................  $121,433,704    $ 105,777,790    $  76,084,420
Undistributed net investment income  .......................     6,750,684        5,788,927        2,844,032
Accumulated net realized gain on investments  ..............       772,933          268,365          306,512
Unrealized appreciation of investments  ....................    10,580,093       10,331,204        7,844,322
                                                              -------------   --------------   --------------
  Total - representing net assets applicable to outstanding
    capital stock  .........................................  $139,537,414    $ 122,166,286    $  87,079,286
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------
* Investments in securities at identified cost  ............  $132,290,846    $ 110,705,957    $  78,870,227
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock  .....................  $ 97,037,414    $  85,166,286    $  60,479,286
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value)  ................     8,455,000        7,355,820        5,300,000
Net asset value  ...........................................  $      11.48    $       11.58    $       11.41
Market price  ..............................................  $      11.25    $       11.13    $       10.81

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $ 42,500,000    $  37,000,000    $  26,600,000
Shares of preferred stock outstanding (authorized
  1 million shares for each fund)  .........................         1,700            1,480            1,064
Liquidation preference per share  ..........................  $     25,000    $      25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1998 Semiannual Report  6  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 1998
 ................................................................................

                                                                                               AMERICAN
                                                                AMERICAN       AMERICAN       MUNICIPAL
                                                               MUNICIPAL       MUNICIPAL      TERM TRUST
                                                               TERM TRUST    TERM TRUST II       III
                                                              ------------   -------------   ------------
INCOME:
Interest  ..................................................  $ 4,236,407    $  3,633,950    $ 2,445,401
                                                              ------------   -------------   ------------

EXPENSES (NOTE 5):
Investment management fee  .................................      173,237         151,655        108,026
Administrative fee  ........................................      103,942          90,993         64,815
Remarketing agent fee  .....................................       53,420          46,506         33,434
Custodian and accounting fees  .............................       49,346          44,135         34,101
Transfer agent fees  .......................................        2,047           1,745          1,333
Registration fees  .........................................       17,420          17,420         17,420
Reports to shareholders  ...................................       11,630           6,439          5,465
Directors' fees  ...........................................        9,061           9,061          9,061
Audit and legal fees  ......................................       31,054          30,520         31,313
Other expenses  ............................................       10,882           4,644          6,741
                                                              ------------   -------------   ------------
  Total expenses  ..........................................      462,039         403,118        311,709
    Less expenses paid indirectly  .........................       (2,255)         (1,423)        (3,630)
                                                              ------------   -------------   ------------

  Total net expenses  ......................................      459,784         401,695        308,079
                                                              ------------   -------------   ------------

  Net investment income  ...................................    3,776,623       3,232,255      2,137,322
                                                              ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4)  .................      773,549         268,842        306,514
Net change in unrealized appreciation or depreciation of
  investments  .............................................   (1,759,448)     (1,115,076)      (591,974)
                                                              ------------   -------------   ------------

  Net loss on investments  .................................     (985,899)       (846,234)      (285,460)
                                                              ------------   -------------   ------------

    Net increase in net assets resulting from operations
       .....................................................  $ 2,790,724    $  2,386,021    $ 1,851,862
                                                              ------------   -------------   ------------
                                                              ------------   -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1998 Semiannual Report  7  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                       TERM TRUST
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/98    Year Ended
                                                               (Unaudited)      12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $  3,776,623   $   7,673,737
Net realized gain on investments  ..........................        773,549         353,781
Net change in unrealized appreciation or depreciation of
  investments  .............................................     (1,759,448)       (534,779)
                                                              -------------   -------------

  Net increase in net assets resulting from operations  ....      2,790,724       7,492,739
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................     (2,291,305)     (5,499,132)
  Preferred stock dividends  ...............................       (763,167)     (1,464,545)
From net realized gains:
  Common stock dividends  ..................................             --        (477,708)
  Preferred stock dividends  ...............................             --        (133,125)
                                                              -------------   -------------
  Total distributions  .....................................     (3,054,472)     (7,574,510)
                                                              -------------   -------------
    Total decrease in net assets  ..........................       (263,748)        (81,771)

Net assets at beginning of period  .........................    139,801,162     139,882,933
                                                              -------------   -------------

Net assets at end of period  ...............................   $139,537,414   $ 139,801,162
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $  6,750,684   $   6,028,533
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           1998 Semiannual Report  8  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                      TERM TRUST II
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/98    Year Ended
                                                               (Unaudited)      12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $  3,232,255   $   6,520,017
Net realized gain on investments  ..........................        268,842         507,944
Net change in unrealized appreciation or depreciation of
  investments  .............................................     (1,115,076)        564,172
                                                              -------------   -------------

  Net increase in net assets resulting from operations  ....      2,386,021       7,592,133
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................     (1,901,480)     (4,563,551)
  Preferred stock dividends  ...............................       (673,471)     (1,264,544)
From net realized gains:
  Common stock dividends  ..................................             --        (393,536)
  Preferred stock dividends  ...............................             --        (115,597)
                                                              -------------   -------------
  Total distributions  .....................................     (2,574,951)     (6,337,228)
                                                              -------------   -------------
    Total increase (decrease) in net assets  ...............       (188,930)      1,254,905

Net assets at beginning of period  .........................    122,355,216     121,100,311
                                                              -------------   -------------

Net assets at end of period  ...............................   $122,166,286   $ 122,355,216
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $  5,788,927   $   5,131,623
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1998 Semiannual Report  9  American Municipal Term Trusts

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   AMERICAN MUNICIPAL
                                                                     TERM TRUST III
                                                              -----------------------------
                                                               Six Months
                                                              Ended 6/30/98    Year Ended
                                                               (Unaudited)      12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income  .....................................   $  2,137,322   $   4,346,533
Net realized gain on investments  ..........................        306,514         390,738
Net change in unrealized appreciation or depreciation of
  investments  .............................................       (591,974)      2,143,340
                                                              -------------   -------------

  Net increase in net assets resulting from operations  ....      1,851,862       6,880,611
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................     (1,258,750)     (3,021,000)
  Preferred stock dividends  ...............................       (478,452)       (873,017)
From net realized gains:
  Common stock dividends  ..................................             --        (367,290)
  Preferred stock dividends  ...............................         (2,170)       (116,919)
                                                              -------------   -------------
  Total distributions  .....................................     (1,739,372)     (4,378,226)
                                                              -------------   -------------
    Total increase in net assets  ..........................        112,490       2,502,385

Net assets at beginning of period  .........................     86,966,796      84,464,411
                                                              -------------   -------------

Net assets at end of period  ...............................   $ 87,079,286   $  86,966,796
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income  .......................   $  2,844,032   $   2,443,912
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

           1998 Semiannual Report  10  American Municipal Term Trusts

        Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III
               (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in high-quality municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the funds might reasonably expect to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

               Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

---------------------------------------------------------------------

           1998 Semiannual Report  11  American Municipal Term Trusts

--------------------------------------------------------------------------------

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset value if the funds make such purchases while remaining substantially fully invested. As of June 30, 1998, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III had entered into outstanding when-issued or forward commitments of $5,787,991, $857,469 and $856,967, respectively.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of

---------------------------------------------------------------------

           1998 Semiannual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------
               business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ................................
               American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III have issued and, as of June 30, 1998, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 1998, the dividend rates were 3.75%, 3.95% and 3.80% for American Municipal Term Trust, American Municipal Term Trust II, and American Municipal Term Trust III, respectively.

               RP is a registered trademark of Merrill Lynch & Company.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 1998 were as follows:

                                           AMERICAN       AMERICAN         AMERICAN
                                           MUNICIPAL     MUNICIPAL         MUNICIPAL
                                          TERM TRUST   TERM TRUST II    TERM TRUST III
                                          -----------  --------------   ---------------
Purchases ..............................  $11,316,736    $1,625,551        $3,077,400
Proceeds from sales ....................  $ 8,257,226    $1,554,365        $3,622,885

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The funds have entered into an investment advisory agreement with Piper Capital Management Incorporated. In addition, Piper Capital provided services under an administration agreement

---------------------------------------------------------------------

           1998 Semiannual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------
               through April 30, 1998. Effective May 1, 1998, the fund entered into an administration agreement with U.S. Bank, an affiliate of the advisor.

               The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                  REMARKETING AGENT FEE
               The funds have entered into a remarketing agent agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                  OTHER FEES AND EXPENSES
               In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

---------------------------------------------------------------------

           1998 Semiannual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

(6) ADVISOR
    ACQUISITION
 ................................
               On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the funds' investment advisor, was acquired by U.S. Bancorp.

               U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of March 31, 1998, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $70.9 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of March 31, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $65.3 billion in assets, including approximately $23.3 billion in assets of the First American Funds.

               Under the Investment Company Act of 1940, as amended, consummation of the acquisition of Piper Jaffray Companies by U.S. Bancorp resulted in the assignment and automatic termination of the funds investment advisory agreements with Piper Capital Management Incorporated. Each fund has entered into new investment advisory agreements with Piper Capital Management, which shareholders will be asked to approve at the funds' annual meeting in August. Shareholders will also be asked to approve new investment advisory agreements with U.S. Bank which, if approved, will replace the agreements between the funds and Piper Capital Management.

---------------------------------------------------------------------

           1998 Semiannual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                            Six Months
                                               Ended                   Year Ended December 31,
                                              6/30/98       ----------------------------------------------
                                            (Unaudited)      1997      1996      1995      1994      1993
                                            -----------     ------    ------    ------    ------    ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period                                   $11.51        $11.52    $11.83    $10.52    $11.89    $10.57
                                            -----------     ------    ------    ------    ------    ------
Operations:
  Net investment income ................        0.45          0.91      0.93      0.94      0.93      0.92
  Net realized and unrealized gains
    (losses) on investments ............       (0.12)        (0.02)    (0.35)     1.22     (1.50)     1.17
                                            -----------     ------    ------    ------    ------    ------
    Total from operations ..............        0.33          0.89      0.58      2.16     (0.57)     2.09
                                            -----------     ------    ------    ------    ------    ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.27)        (0.65)    (0.65)    (0.65)    (0.65)    (0.65)
    Paid to preferred shareholders .....       (0.09)        (0.17)    (0.17)    (0.20)    (0.15)    (0.12)
    Paid to common shareholders ........          --         (0.06)    (0.05)       --        --        --
  From net realized gains
    Paid to preferred shareholders .....          --         (0.02)    (0.02)       --        --        --
                                            -----------     ------    ------    ------    ------    ------
    Total distributions to
      shareholders .....................       (0.36)        (0.90)    (0.89)    (0.85)    (0.80)    (0.77)
                                            -----------     ------    ------    ------    ------    ------
    Net asset value, common stock, end
      of period ........................      $11.48        $11.51    $11.52    $11.83    $10.52    $11.89
                                            -----------     ------    ------    ------    ------    ------
                                            -----------     ------    ------    ------    ------    ------
  Market value, common stock, end of
    period .............................      $11.25        $11.50    $11.25    $11.00    $10.00    $10.88
                                            -----------     ------    ------    ------    ------    ------
                                            -----------     ------    ------    ------    ------    ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................        2.11%         6.22%     3.47%    18.93%    (6.34)%   18.98%
Total return, common stock, market value
  (b) ..................................        0.66%         8.89%     9.06%    16.91%    (2.11)%    9.83%
Net assets at end of period (in
  millions) ............................      $  140        $  140    $  140    $  143    $  131    $  143
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................        0.96%(g)      0.90%     0.91%     0.88%     0.84%     0.85%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............        6.25%(g)      6.39%     6.57%     6.53%     7.04%     7.11%
Portfolio turnover rate (excluding
  short-term
  securities) ..........................           6%            4%        9%        1%        1%        2%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   43        $   43    $   43    $   43    $   43    $   43
Asset coverage ratio (f) ...............         328%          329%      329%      335%      309%      336%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.67% (ANNUALIZED), 0.63%, 0.64%, 0.61%, 0.58% AND 0.59% FOR THE SIX MONTHS ENDED JUNE 30,
     1998, AND FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993, RESPECTIVELY.
     DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.45% (ANNUALIZED), 5.49%, 5.59%, 5.72%, 5.80% AND 5.65% FOR THE SIX MONTHS ENDED JUNE 30, 1998, AND FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993,
     RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g)  ANNUALIZED.

---------------------------------------------------------------------

           1998 Semiannual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                            Six Months
                                               Ended                   Year Ended December 31,
                                              6/30/98       ----------------------------------------------
                                            (Unaudited)      1997      1996      1995      1994      1993
                                            -----------     ------    ------    ------    ------    ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $11.60        $11.43    $11.71    $10.27    $11.66    $10.26
                                            -----------     ------    ------    ------    ------    ------
Operations:
  Net investment income ................        0.44          0.89      0.90      0.90      0.90      0.89
  Net realized and unrealized gains
    (losses) on investments ............       (0.11)         0.14     (0.35)     1.37     (1.52)     1.25
                                            -----------     ------    ------    ------    ------    ------
    Total from operations ..............        0.33          1.03      0.55      2.27     (0.62)     2.14
                                            -----------     ------    ------    ------    ------    ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.26)        (0.62)    (0.62)    (0.62)    (0.62)    (0.62)
    Paid to preferred shareholders .....       (0.09)        (0.17)    (0.17)    (0.20)    (0.15)    (0.12)
  From net realized gains
    Paid to common shareholders ........          --         (0.05)    (0.03)    (0.01)       --        --
    Paid to preferred shareholders .....          --         (0.02)    (0.01)       --        --        --
                                            -----------     ------    ------    ------    ------    ------
    Total distributions to
      shareholders .....................       (0.35)        (0.86)    (0.83)    (0.83)    (0.77)    (0.74)
                                            -----------     ------    ------    ------    ------    ------
Net asset value, common stock, end of
  period ...............................      $11.58        $11.60    $11.43    $11.71    $10.27    $11.66
                                            -----------     ------    ------    ------    ------    ------
                                            -----------     ------    ------    ------    ------    ------
Market value, common stock, end of
  period ...............................      $11.13        $11.38    $10.75    $10.63    $ 9.63    $10.75
                                            -----------     ------    ------    ------    ------    ------
                                            -----------     ------    ------    ------    ------    ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................        2.07%         7.57%     3.33%    20.48%    (6.80)%   20.03%
Total return, common stock, market value
  (b) ..................................        0.51%        12.46%     7.66%    17.28%    (4.83)%    9.74%
Net assets at end of period (in
  millions) ............................      $  122        $  122    $  121    $  123    $  113    $  123
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................        0.95%(g)      0.91%     0.92%     0.90%     0.88%     0.87%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............        6.05%(g)      6.21%     6.41%     6.35%     7.01%     6.89%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................           1%            6%        6%        3%       --         2%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   37        $   37    $   37    $   37    $   37    $   37
Asset coverage ratio (f) ...............         330%          331%      327%      333%      304%      332%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.66% (ANNUALIZED), 0.64%, 0.64%, 0.62%, 0.60% AND 0.60% FOR THE SIX MONTHS ENDED JUNE 30,
     1998, AND FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993, RESPECTIVELY.
     DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.33% (ANNUALIZED), 5.36%, 5.48%, 5.58%, 5.72% AND 5.51% FOR THE SIX MONTHS ENDED JUNE 30, 1998, AND FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993,
     RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g)  ANNUALIZED

---------------------------------------------------------------------

           1998 Semiannual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                            Six Months
                                               Ended                    Year Ended December 31,
                                              6/30/98       -----------------------------------------------
                                            (Unaudited)      1997      1996      1995      1994       1993
                                            -----------     ------    ------    ------    -------    ------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $11.39        $10.92    $11.11    $ 9.31    $ 10.95    $ 9.57
                                            -----------     ------    ------    ------    -------    ------
Operations:
  Net investment income ................        0.40          0.82      0.83      0.83       0.83      0.81
  Net realized and unrealized gains
    (losses) on investments ............       (0.05)         0.47     (0.27)     1.73      (1.75)     1.36
                                            -----------     ------    ------    ------    -------    ------
    Total from operations ..............        0.35          1.29      0.56      2.56      (0.92)     2.17
                                            -----------     ------    ------    ------    -------    ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.24)        (0.57)    (0.57)    (0.57)     (0.57)    (0.57)
    Paid to preferred shareholders .....       (0.09)        (0.16)    (0.18)    (0.19)     (0.15)    (0.11)
  From net realized gains
    Paid to common shareholders ........          --         (0.07)       --        --         --        --
    Paid to preferred shareholders .....          --         (0.02)       --        --         --        --
                                            -----------     ------    ------    ------    -------    ------
    Total distributions to
      shareholders .....................       (0.33)        (0.82)    (0.75)    (0.76)     (0.72)    (0.68)
                                            -----------     ------    ------    ------    -------    ------
Offering costs and underwriting
  discounts associated with the
  remarketed preferred stock ...........      $   --        $   --    $   --    $   --    $    --    $(0.11)
                                            -----------     ------    ------    ------    -------    ------
                                            -----------     ------    ------    ------    -------    ------
Net asset value, common stock, end of
  period ...............................      $11.41        $11.39    $10.92    $11.11    $  9.31    $10.95
                                            -----------     ------    ------    ------    -------    ------
                                            -----------     ------    ------    ------    -------    ------
Market value, common stock, end of
  period ...............................      $10.81        $10.94    $10.38    $10.13    $  8.50    $10.13
                                            -----------     ------    ------    ------    -------    ------
                                            -----------     ------    ------    ------    -------    ------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................        2.27%        10.42%     3.65%    25.93%    (10.04)%   20.74%
Total return, common stock, market value
  (b) ..................................        1.47%        11.93%     8.38%    26.32%    (10.93)%    8.35%
Net assets at end of period (in
  millions) ............................      $   87        $   87    $   84    $   85    $    76    $   85
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................        1.04%(g)      0.99%     1.01%     0.98%      0.96%     0.91%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............        5.53%(g)      5.91%     6.08%     6.05%      6.88%     6.85%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................           4%            7%        3%        5%         3%        1%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   27        $   27    $   27    $   27    $    27    $   27
Asset coverage ratio (f) ...............         327%          327%      318%      321%       285%      318%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.72% (ANNUALIZED), 0.68%, 0.69%, 0.66%, 0.64% AND 0.61% FOR THE SIX MONTHS ENDED JUNE 30,
     1998, AND FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993, RESPECTIVELY.
     DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.95% (ANNUALIZED), 5.09%, 5.26%, 5.38%, 5.53% AND 5.34% FOR THE SIX MONTHS ENDED JUNE 30, 1998, AND FISCAL YEARS 1997, 1996, 1995, 1994 AND 1993,
     RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g)  ANNUALIZED

---------------------------------------------------------------------

           1998 Semiannual Report  18  American Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                          June 30, 1998
 ................................................................................................

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (99.2%):
  CALIFORNIA (2.9%):
    Southern California Public Power Authority Power
      Project Revenue, 5.00%, 7/1/01 ....................  $      4,000,000         $   4,056,080
                                                                                    -------------

  COLORADO (2.1%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01),
      7.25%, 2/15/16 ....................................         1,925,000(d)          2,112,995
    Health Facilities Authority Revenue, 4.10%-4.45%,
      1/1/99-1/1/01 .....................................           795,000               796,212
                                                                                    -------------
                                                                                        2,909,207
                                                                                    -------------

  DISTRICT OF COLUMBIA (3.4%):
    General Obligation (MBIA) (Callable 6/1/00 at 102),
      6.75%, 6/1/08 .....................................         4,400,000             4,692,644
                                                                                    -------------

  FLORIDA (2.3%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00), 7.00%, 10/1/12 ..........................         3,000,000(d)          3,239,730
                                                                                    -------------

  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01), 7.00%, 1/1/16 ............................         2,840,000(d)          3,091,738
                                                                                    -------------

  HAWAII (0.5%):
    State Department Budget and Finance, 4.45%,
      7/1/01 ............................................           720,000               723,816
                                                                                    -------------

  ILLINOIS (9.6%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................         1,525,000(d)          1,663,775
    Health Facility-Evangelical Hospital (FSA) (Callable
      1/1/01 at 102), 7.13%, 1/1/21 .....................         2,500,000             2,697,800
    Higher Education Facility-Augustana College (Connie
      Lee), 4.80%, 10/1/01 ..............................           500,000               509,915
    State Dedicated Tax-Civic Center (AMBAC) (Callable
      12/15/00 at 102), 7.00%, 12/15/13 .................         2,000,000             2,169,500
    State Sales Tax Revenue (Prerefunded to 6/15/01),
      6.90%, 6/15/12-6/15/13 ............................         2,300,000(d)          2,524,549

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  19  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
    State Sales Tax Revenue (Prerefunded to 6/15/99),
      7.25%, 6/15/14 ....................................  $      3,650,000(d)      $   3,844,326
                                                                                    -------------
                                                                                       13,409,865
                                                                                    -------------

  INDIANA (5.8%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........         3,445,000             3,739,995
    Indiana Bond Bank, 5.00%, 2/1/01 ....................           650,000               662,753
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................           345,000               376,978
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01), 7.00%, 6/1/10 .........................           870,000(d)            956,278
    St. Joseph County Hospital Authority (MBIA)(Callable
      8/15/01 at 102), 7.00%, 8/15/11 ...................         1,000,000             1,103,360
    Whitley County Middle School Building Corp. (FSA),
      3.70%-3.90%, 7/10/98-1/10/99 ......................         1,255,000             1,255,742
                                                                                    -------------
                                                                                        8,095,106
                                                                                    -------------

  IOWA (0.8%):
    Dubuque Hospital Revenue (Callable 1/1/02 at 102),
      6.88%, 1/1/12 .....................................         1,000,000             1,082,100
                                                                                    -------------

  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded 11/1/01), 7.20%,
      11/1/13                                                     3,000,000(d)          3,340,410
                                                                                    -------------

  MINNESOTA (0.9%):
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........         1,000,000             1,090,980
    Morrhead Gross Revenue, 4.75%, 12/1/00 ..............           115,000               115,217
                                                                                    -------------
                                                                                        1,206,197
                                                                                    -------------

  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA)
      (Prerefunded to 3/1/01), 7.00%, 3/1/06 ............         1,000,000(d)          1,092,890
                                                                                    -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  20  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
  NEVADA (6.3%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01), 7.00%, 6/1/09 ............................  $      3,000,000(d)      $   3,269,910
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00), 7.13%, 7/1/16 ............................         2,720,000(d)          2,937,219
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................         3,725,000(b)          2,600,758
                                                                                    -------------
                                                                                        8,807,887
                                                                                    -------------

  NEW YORK (3.7%):
    New York City General Obligation, 5.00%, 8/1/01 .....         4,000,000             4,093,920
    State Local Government Assistance Corp., 6.00%,
      4/1/99 ............................................         1,000,000             1,017,530
                                                                                    -------------
                                                                                        5,111,450
                                                                                    -------------

  OKLAHOMA (1.3%):
    Tulsa County Oklahoma Independent School District No.
      5, 6.00%, 7/1/00-7/1/01 ...........................         1,670,000(f)          1,746,051
                                                                                    -------------

  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA) (Callable
      4/1/01 at 100), 7.00%, 4/1/10 .....................         1,000,000             1,077,110
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................         3,000,000             3,242,850
                                                                                    -------------
                                                                                        4,319,960
                                                                                    -------------

  SOUTH DAKOTA (3.6%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................         2,500,000             2,703,650
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02), 7.20%, 1/1/11 .........................         1,770,000(d)          1,950,381
    Sioux Falls Health Facilities Revenue (AMBAC)
      (Callable 12/01/99 at 100), 4.45%, 6/1/01 .........           370,000               371,454
                                                                                    -------------
                                                                                        5,025,485
                                                                                    -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  21  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
  TENNESSEE (2.8%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01), 7.00%, 9/1/11 ............  $      1,000,000(d)      $   1,092,090
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.60%, 7/1/16 ............................         1,700,000             1,788,417
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................         1,000,000(e)          1,028,550
                                                                                    -------------
                                                                                        3,909,057
                                                                                    -------------

  TEXAS (17.7%):
    Austin Utility System Revenue (BIG) (Prerefunded to
      5/15/01), 8.00%, 5/15/01 ..........................           500,000(d)            553,560
    Corpus Christi Utility System Revenue (FGIC)
      (Callable 7/15/00 at 102), 7.00%, 7/15/10 .........         1,500,000             1,611,000
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 6.85%, 10/1/06 ...................         2,000,000             2,204,780
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................         4,700,000(d)          5,092,450
    Houston Independent School District, Zero-Coupon
      (AMBAC), 7.14%, 8/15/06 ...........................         4,285,000(b)          2,968,305
    Lower Colorado River Authority (AMBAC) (Callable
      1/1/01 at 102), 7.00%, 1/1/11 .....................           415,000               449,192
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01), 7.00%, 1/1/11 .........................           585,000(d)            636,854
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................           765,000(b)            545,040
    Municipal Power Agency, Zero-Coupon (AMBAC), 7.11%,
      9/1/06 ............................................         3,000,000(b)          2,073,990
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................         3,000,000(b)          2,129,370
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00), 7.10%, 8/1/16 ............................         2,250,000(b)          2,392,672
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01), 7.00%, 9/1/11 ............         3,750,000(d)          4,079,175
                                                                                    -------------
                                                                                       24,736,388
                                                                                    -------------

  UTAH (2.8%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....         3,810,000             3,936,949
                                                                                    -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  22  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
  WASHINGTON (15.3%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.20%-5.35%, 7/1/00-7/1/01 ........................  $        885,000(e)      $     907,238
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00), 7.00%, 12/1/09 ..........         1,450,000(d)          1,552,167
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................         1,435,000(d)          1,532,465
    Public Power Supply System (Prerefunded to 1/1/01),
      7.63%, 7/1/10 .....................................         5,000,000(d)          5,513,100
    Public Power Supply System (Prerefunded to 7/1/00),
      7.38%, 7/1/12 .....................................         1,550,000(d)          1,680,557
    Public Power Supply System, Zero-Coupon (BIG), 7.15%,
      7/1/06                                                      1,500,000(c)          1,034,265
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................         5,000,000(b)          3,447,550
    Public Power Supply Systems, 5.00%-5.25%,
      7/1/00-7/1/01 .....................................         3,500,000             3,579,900
    Seattle Water Revenue (Prerefunded to 5/1/00), 7.25%,
      5/1/17 ............................................         2,000,000(d)          2,155,460
                                                                                    -------------
                                                                                       21,402,702
                                                                                    -------------

  WEST VIRGINIA (3.5%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 7.25%, 7/1/15 ............................         4,000,000(d)          4,329,800
    State Water Development Authority (FSA) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................           500,000               550,835
                                                                                    -------------
                                                                                        4,880,635
                                                                                    -------------

  WISCONSIN (5.4%):
    Amery Revenue, 4.50%-4.65%, 6/1/01 ..................           780,000               777,759
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................         2,500,000             2,610,525
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102), 7.25%,
      8/15/19 ...........................................           105,000               112,893
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00), 7.25%,
      8/15/19 ...........................................         1,570,000(d)          1,703,905
    Health and Education Facility (MBIA) (Prerefunded to
      6/1/00), 7.00%, 6/1/20 ............................         1,600,000(d)          1,719,904

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  23  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                              Principal                Market
Description of Security                                         Amount                Value (a)
---------------------------------------------------------  ----------------         -------------
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................  $        650,000(e)      $     684,606
                                                                                    -------------
                                                                                        7,609,592
                                                                                    -------------

      Total Municipal Long-Term Securities
        (cost: $127,845,846)  ...........................                             138,425,939
                                                                                    -------------
MUNICIPAL SHORT-TERM SECURITIES (3.2%):
  MICHIGAN (0.6%):
    Flint Hospital Building Authority, 3.60%, 7/1/15 ....           800,000(c)            800,000
                                                                                    -------------
  NEW YORK (2.6%):
    New York City, Municipal Water Authority, 3.80%,
      6/15/25 ...........................................           200,000(c)            200,000
    New York City, Series B, VRDN, 4.10%, 10/1/20 .......         1,145,000(c)(e)       1,145,000
    New York City, Series C, 3.00%, 10/1/23 .............           400,000(c)            400,000
    New York City, Subseries B-4, VRDN, 3.85%,
      8/15/22 ...........................................         1,900,000(c)(e)       1,900,000
                                                                                    -------------
                                                                                        3,645,000
                                                                                    -------------

      Total Municipal Short-Term Securities
        (cost: $4,445,000)  .............................                               4,445,000
                                                                                    -------------

      Total Investments in Securities
        (cost: $132,290,846) (g)  .......................                           $ 142,870,939
                                                                                    -------------
                                                                                    -------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1998, THE AGGREGATE
          MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX WASS
               $2,620,394, WHICH REPRESENTS 1.88% OF NET ASSETS.
         VRDN - VARIABLE RATE DEMAND NOTE
(f) ON JUNE 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $5,784,651.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION  .....  $  10,589,334
      GROSS UNREALIZED DEPRECIATION ......         (9,241)
                                            -------------
        NET UNREALIZED APPRECIATION  .....  $  10,580,093
                                            -------------
                                            -------------

---------------------------------------------------------------------

           1998 Semiannual Report  24  American Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                    June 30, 1998
 ..........................................................................................

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.1%):
  FLORIDA (4.8%):
    Manatee County, Zero-Coupon (MBIA), 6.91%,
      10/1/07 ...........................................  $ 2,995,000(b)      $  1,994,940
    University Community Hospital (FSA) (Prerefunded to
      9/1/00), 7.50%, 9/1/11 ............................    3,500,000(b)         3,821,685
                                                                               ------------
                                                                                  5,816,625
                                                                               ------------
  ILLINOIS (22.0%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01), 7.13%, 12/1/08 ..........................    1,000,000(e)         1,098,230
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01), 6.90%, 5/1/12 ............................    3,200,000(e)         3,449,376
    Central Lake County, Zero-Coupon (MBIA), 6.98%,
      5/1/07 ............................................    2,370,000(b)         1,581,596
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,500,000(e)         1,636,500
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00), 6.75%, 11/15/20 ........................    2,000,000(e)         2,164,720
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01), 6.75%, 11/1/18 .......................    5,000,000(e)         5,512,700
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........    1,250,000(b)           818,425
    Health Facility-Evangelical Hospital (escrowed to
      maturity) (Callable 4/15/02 at 102), 6.75%,
      4/15/12 ...........................................      990,000            1,171,962
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02), 6.75%, 4/15/12-4/15/17 ..................    1,190,000(e)         1,317,342
    Health Facility-Highland Park Hospital (FGIC), 5.30%,
      10/1/02 .                                              1,265,000            1,319,091
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................      500,000              512,685
    Kane County Public Building Authority (MBIA)
      (Prerefunded to 12/1/99), 6.88%, 12/1/10 ..........    1,000,000(e)         1,043,560
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07 .....................................      975,000(b)           655,648
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01), 6.75%,
      12/1/08-12/1/09 ...................................    4,215,000(e)         4,581,831
                                                                               ------------
                                                                                 26,863,666
                                                                               ------------
  INDIANA (13.3%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................    2,000,000            2,223,100
    Indiana Bond Bank, 5.15%, 2/1/02 ....................      900,000              925,443
    Indiana University, Zero-Coupon (AMBAC), 7.07%,
      8/1/07 ............................................    3,180,000(b)         2,098,005

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  25  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01), 7.00%,
      1/15/14-1/15/18 ...................................  $ 2,500,000(e)      $  2,750,225
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01), 7.00%,
      2/1/13 ............................................    1,000,000(e)         1,089,980
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................      450,000(c)           493,065
    Purdue University (AMBAC) (Prerefunded to 7/1/01),
      7.00%, 7/1/14 .....................................    3,000,000(e)         3,303,750
    St. Joseph County Hospital Authority (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/12 ...................    3,000,000            3,332,130
                                                                               ------------
                                                                                 16,215,698
                                                                               ------------
  IOWA (2.9%):
    Mason City Hospital Facilities (FSA) (Prerefunded to
      8/15/01), 6.88%, 8/15/09 ..........................    1,265,000(e)         1,392,727
    Polk County Health Facilities (MBIA) (Prerefunded to
      11/1/01), 7.10%, 11/1/09 ..........................    1,895,000(e)         2,091,985
                                                                               ------------
                                                                                  3,484,712
                                                                               ------------
  KENTUCKY (1.0%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................    1,775,000(b)         1,216,834
                                                                               ------------
  LOUISIANA (2.9%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................    5,000,000(c)         3,251,050
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................      300,000(c)           326,292
                                                                               ------------
                                                                                  3,577,342
                                                                               ------------
  MICHIGAN (0.9%):
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................    1,000,000            1,071,060
                                                                               ------------
  MONTANA (2.7%):
    State Board of Investment (MBIA) (escrowed to
      maturity) (Callable 6/1/01 at 102), 6.88%,
      6/1/20 ............................................    3,000,000            3,274,920
                                                                               ------------
  NEVADA (1.7%):
    Clark County School District (FGIC), 5.75%,
      6/15/02 ...........................................    2,000,000            2,117,160
                                                                               ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  26  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
  NEW HAMPSHIRE (0.9%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................  $ 1,000,000         $  1,035,960
                                                                               ------------
  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Callable
      7/1/01 at 102), 6.88%, 7/1/10 .....................    2,000,000            2,155,880
                                                                               ------------
  NEW YORK (0.8%):
    New York City General Obligation, 5.10%, 8/1/02 .....    1,000,000            1,030,400
                                                                               ------------
  NORTH DAKOTA (4.7%):
    Bismark Hospital Revenue (AMBAC) (Callable 5/1/01 at
      102), 6.90%, 5/1/06 ...............................    4,300,000            4,690,741
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................    1,000,000            1,090,780
                                                                               ------------
                                                                                  5,781,521
                                                                               ------------
  OKLAHOMA (0.7%):
    Tulsa County Independent School District No. 5,
      5.00%, 7/1/02                                            850,000(f)           875,126
                                                                               ------------
  SOUTH CAROLINA (1.4%):
    Lexington County Health Services (FSA) (Prerefunded
      to 10/1/01), 6.75%, 10/1/18 .......................    1,600,000            1,762,000
                                                                               ------------
  SOUTH DAKOTA (0.6%):
    Health & Education Facility Revenue (AMBAC), 4.50%,
      8/1/02 .                                                 700,000              708,918
                                                                               ------------
  TENNESSEE (1.0%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................    1,235,000(g)         1,278,966
                                                                               ------------
  TEXAS (8.1%):
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 7.00%, 10/1/14 ...................    2,225,000            2,462,029
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    5,095,000(e)         5,520,433
    Houston Water and Sewer, Zero-Coupon (AMBAC), 6.91%,
      12/1/07 ...........................................    3,000,000(b)         1,951,080
                                                                               ------------
                                                                                  9,933,542
                                                                               ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  27  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
  WASHINGTON (17.0%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................  $ 3,000,000(g)      $  3,396,690
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02 .....................................      385,000(g)           401,840
    Clark County Public Utility District (FGIC)
      (Prerefunded to 1/1/01), 6.50%, 1/1/11 ............    2,000,000(e)         2,154,680
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/02), 6.63%, 12/1/12 ..........      300,000(e)           330,450
    Public Power Supply System, 5.25%, 7/1/01 ...........    2,000,000            2,060,380
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15 .....................................    3,875,000(e)         4,138,190
    Public Power Supply System (Prerefunded to 7/1/00),
      7.00%-7.38%, 7/1/11-7/1/12 ........................    5,225,000(e)         5,660,090
    Public Power Supply System (Prerefunded to 7/1/01),
      6.75%, 7/1/11 .....................................    1,350,000(e)         1,475,213
    Snohomish County Solid Waste Revenue (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/10 ...................    1,000,000            1,111,730
                                                                               ------------
                                                                                 20,729,263
                                                                               ------------
  WEST VIRGINIA (4.0%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 6.75%, 7/1/17 ............................    2,500,000(e)         2,683,275
    State Water Development Authority (Prerefunded to
      11/1/01), 7.30%-7.40%, 11/1/11-11/1/19 ............    2,000,000(e)         2,238,530
                                                                               ------------
                                                                                  4,921,805
                                                                               ------------
  WISCONSIN (3.9%):
    Amery Wisconsin Revenue, 4.80%, 6/1/02 ..............      420,000              419,567
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................    3,000,000            3,104,970
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................    1,150,000(g)         1,211,226
                                                                               ------------
                                                                                  4,735,763
                                                                               ------------

      Total Municipal Long-Term Securities
        (cost: $108,255,957)  ...........................                       118,587,161
                                                                               ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  28  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------         ------------
MUNICIPAL SHORT-TERM SECURITIES (2.0%):
  INDIANA (1.5%):
    Hospital Equipment Finance Authority, 3.60%,
      12/1/15 ...........................................  $ 1,850,000(d)      $  1,850,000
                                                                               ------------
  NEW YORK (0.5%):
    New York City, Municipal Water Authority, 3.80%,
      6/15/25 ...........................................      100,000(d)           100,000
    New York City, Series C, 3.00%, 10/1/23 .............      500,000(d)           500,000
                                                                               ------------
                                                                                    600,000
                                                                               ------------

      Total Municipal Short-Term Securities
        (cost: $2,450,000)  .............................                         2,450,000
                                                                               ------------

      Total Investments in Securities
        (cost: $110,705,957) (h)  .......................                      $121,037,161
                                                                               ------------
                                                                               ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 1998, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $819,357 OR 0.67% OF TOTAL NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(f) ON JUNE 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $856,052.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1998, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX WAS $6,288,722, WHICH REPRESENTS 5.15% OF NET ASSETS.
(h) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION  .....  $ 10,331,637
      GROSS UNREALIZED DEPRECIATION  .....          (433)
                                            ------------
        NET UNREALIZED APPRECIATION  .....  $ 10,331,204
                                            ------------
                                            ------------

---------------------------------------------------------------------

           1998 Semiannual Report  29  American Municipal Term Trusts

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                  June 30, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.8%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Callable 11/1/02 at 102), 6.45%, 11/1/17 .........  $   500,000      $    554,805
                                                                            ------------

  CALIFORNIA (1.2%):
    State Housing Finance Revenue (FHA), 4.80%,
      8/1/03 ............................................    1,000,000         1,012,560
                                                                            ------------

  COLORADO (2.4%):
    Health Facilities Authority Revenue, 4.65%,
      1/1/03 ............................................    1,055,000         1,057,975
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................    1,000,000         1,048,020
                                                                            ------------
                                                                               2,105,995
                                                                            ------------

  DISTRICT OF COLUMBIA (3.5%):
    Catholic University of America (Connie Lee) (Callable
      10/1/03 at 102), 6.30%, 10/1/13 ...................    1,000,000         1,086,360
    General Obligation (MBIA), 4.75%, 6/1/03 ............    1,960,000         1,995,039
                                                                            ------------
                                                                               3,081,399
                                                                            ------------

  FLORIDA (0.7%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08 ....................................    1,000,000(b)        650,990
                                                                            ------------

  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......    1,250,000         1,279,300
                                                                            ------------

  ILLINOIS (18.3%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03), 6.35%, 1/1/22 ............................    1,000,000(d)      1,106,140
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Callable 1/1/02 at 102), 6.38%, 1/1/15 ....    1,125,000         1,209,634
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........    1,190,000         1,282,273
    Health Facility-Highland Park Hospital (FGIC), 5.40%,
      10/1/03 ...........................................    1,000,000         1,052,600
    Health Facility-Lutheran General Systems (FSA)
      (escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12 .....................................    1,000,000         1,106,780
    Henry Hospital District (AMBAC) (Callable 12/1/02 at
      100), 6.60%, 12/1/17 ..............................    2,000,000         2,204,400

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  30  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................  $   330,000      $    340,111
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........    2,000,000         2,103,080
    Rochelle Water and Sewer Revenue (Callable 5/1/02 at
      102), 7.15%, 5/1/14 ...............................    2,000,000         2,195,320
    State General Obligation (FSA) (Callable 10/1/02 at
      102), 6.25%, 10/1/12 ..............................    3,100,000         3,363,934
                                                                            ------------
                                                                              15,964,272
                                                                            ------------

  INDIANA (16.1%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................      500,000           539,235
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02), 6.75%, 3/15/13 .......................    3,000,000(d)      3,298,020
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........    5,000,000         5,390,000
    Health Facilities-Greenwood Village South, 5.00%,
      5/15/03 ...........................................      600,000           604,350
    Health Facilities-Methodist Hospital (AMBAC)
      (escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15 .....................................    1,750,000         1,880,148
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11 .....................    1,600,000         1,781,472
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Callable 1/1/04 at 101), 6.45%, 1/1/15 ...........      500,000           557,960
                                                                            ------------
                                                                              14,051,185
                                                                            ------------

  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Callable
      8/15/03 at 102), 6.13%, 8/15/13 ...................    1,200,000         1,325,436
                                                                            ------------

  KANSAS (1.9%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.39%, 3/1/08 .....................................    1,060,000(b)        685,428
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (escrowed to maturity), 6.39%, 3/1/08 .............    1,515,000(b)        972,266
                                                                            ------------
                                                                               1,657,694
                                                                            ------------

  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15 ....................................    2,000,000         2,198,280
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  31  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEVADA (1.2%):
    Clark County School District (FGIC), 5.75%,
      6/15/03 ...........................................  $ 1,000,000      $  1,068,710
                                                                            ------------

  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102), 6.45%,
      12/1/17 ...........................................    1,000,000         1,093,330
                                                                            ------------

  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............    1,735,000         1,799,178
                                                                            ------------

  NORTH DAKOTA (3.8%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................    2,700,000         3,324,861
                                                                            ------------

  OKLAHOMA (1.0%):
    Tulsa County Oklahoma Independent School District No.
      5, 4.85%, 7/1/03 ..................................      850,000(e)        876,911
                                                                            ------------

  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102), 6.38%,
      4/1/12 ............................................    1,200,000         1,306,008
                                                                            ------------

  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA) (Prerefunded
      to 1/1/03), 6.30%, 1/1/14 .........................    1,285,000(d)      1,419,886
                                                                            ------------

  SOUTH DAKOTA (3.0%):
    State Building Authority (AMBAC) (escrowed to
      maturity), 6.63%, 9/1/12 ..........................    2,350,000         2,601,450
                                                                            ------------

  TEXAS (20.7%):
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08 ...................................    5,000,000(b)      3,090,900
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................    1,900,000         2,069,746
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02), 6.63%, 4/1/17 ............    3,300,000(d)      3,639,867
    Pflugerville Independent School District (Callable
      8/15/04 at 100), 5.75%, 8/15/15 ...................      975,000         1,020,435
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................    4,500,000(b)      2,885,445

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  32  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    San Antonio Water Revenue (MBIA) (Callable 5/15/02 at
      102)), 6.50%, 5/15/10 .............................  $ 1,685,000      $  1,837,543
    San Antonio Water Revenue (MBIA) (escrowed to
      maturity), 6.50%, 5/15/10 .........................      440,000           508,640
    San Antonio Water Revenue (MBIA) (Prerefunded to
      5/15/02), 6.50%, 5/15/10 ..........................      875,000(d)        964,766
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................    3,100,000(b)      1,972,437
                                                                            ------------
                                                                              17,989,779
                                                                            ------------
  WASHINGTON (7.7%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................      305,000(f)        321,296
    Public Power Supply (Callable 7/1/02 at 102), 6.25%,
      7/1/12 ............................................      770,000           828,512
    Public Power Supply (Prerefunded to 7/1/02), 6.25%,
      7/1/12 ............................................    2,600,000(d)      2,842,580
    Public Power Supply System (Prerefunded to 7/1/01),
      6.50%, 7/1/18 .....................................    2,515,000(d)      2,730,686
                                                                            ------------
                                                                               6,723,074
                                                                            ------------
  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................    2,620,000         2,819,251
                                                                            ------------
  WISCONSIN (0.4%):
    Amery Revenue, 4.90%, 6/1/03 ........................      300,000           300,195
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $77,360,227)  ............................                     85,204,549
                                                                            ------------
MUNICIPAL SHORT-TERM SECURITIES (1.7%):
  ILLINOIS (0.1%):
    Health Facilities Authority, 3.60%, 1/1/16 ..........      100,000(c)        100,000
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

           1998 Semiannual Report  33  American Municipal Term Trusts

---------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEW YORK (1.6%):
    New York City, Series C, 3.00%, 10/1/23 .............  $ 1,000,000(c)   $  1,000,000
    New York City, Subseries A-10, VRDN, 4.10%,
      8/15/17 ...........................................      100,000(c)(f)      100,000
    New York City, Subseries B-4, VRDN, 3.85%,
      8/15/22 ...........................................      310,000(c)(e)      310,000
                                                                            ------------
                                                                               1,410,000
                                                                            ------------

      Total Municipal Short-Term Securities
        (cost: $1,510,000)  .............................                      1,510,000
                                                                            ------------

      Total Investments in Securities
        (cost: $78,870,227) (g)  ........................                   $ 86,714,549
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) ON JUNE 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $855,551.
(f)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1998, THE AGGREGATE
          MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX WAS
               $321,296, WHICH REPRESENTS 0.37% OF NET ASSETS.
         VRDN - VARIABLE RATE DEMAND NOTE
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION  .....  $  7,844,322
      GROSS UNREALIZED DEPRECIATION  .....            --
                                            ------------
        NET UNREALIZED APPRECIATION  .....  $  7,844,322
                                            ------------
                                            ------------

---------------------------------------------------------------------

           1998 Semiannual Report  34  American Municipal Term Trusts

GLOSSARY OF TERMS***
--------------------------------------------------------------------------------


ADVANCE REFUNDING
The sale of new bonds (a refunding issue) in advance, usually by some years, of the first call date of the old bonds (issue to be refunded). The refunding issue would normally have a lower rate than the issue to be refunded and the proceeds from the sale of the refunding issue would be invested, usually in government securities, until the higher-rate bonds become callable.

COUPON
The interest rate on a bond that the issuer promises to pay to the holder until the bond matures or resets its rate. It is expressed as an annual percentage of face value.

CREDIT RISK
The risk that a bond issuer will not make timely principal and interest payments and a loss to the investor will result.

DISCOUNT
Closed-end fund shares may trade in the market at prices that are equal to, above or below their net asset value (NAV). When investors purchase or sell shares at a price that is below current NAV, the shares are said to be trading at a discount.

INTEREST RATE RISK
The risk that after an investor purchases a bond, interest rates will rise and the price of the bond will go down.

NET ASSET VALUE
Net asset value (or NAV) is the value of the fund's assets less its liabilities and preferred stock divided by the number of common shares outstanding.




1998 Semiannual Report                  35        American Municipal Term Trusts

--------------------------------------------------------------------------------


PREFERRED STOCK
The preferred stock issued by AXT, BXT and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.

REFUNDED DATE
The specific date when a bond is redeemed before maturity.

REALIZED GAINS
Profits earned by a fund from the sale of a security at a market price that is higher than its cost basis.

UNREALIZED APPRECIATION
A bond is said to be trading at unrealized gains when its current market price is higher than its cost basis.


1998 Semiannual Report                  36        American Municipal Term Trusts

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BY MAIL [GRAPHIC]

Piper Capital Management
Attn: Mutual Fund Services
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In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds' shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 800 866-7778, or mail a request to us.

ON-LINE  [GRAPHIC]

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

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NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE


[GRAPHIC]
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#21200    8/1998    187-98